SCHEDULE I-CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets:
Cash and cash equivalents	¥ 4,271,899	$ 619,367	¥ 2,864,543		¥ 2,469,909
Prepaid expenses and other assets	321,411	46,600	352,015
Available-for-sale investments	972,738	141,034	177,360
Total assets	8,536,095	1,237,617	7,739,440
Liabilities:
Accrued expenses and other liabilities	1,315,006	190,658	1,182,783
Total liabilities	2,505,282	363,231	2,918,008
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 189,856,980 and 199,299,342 shares issued as of December 31, 2021 and 2022, respectively; 169,995,926 and 178,577,768 shares outstanding as of December 31, 2021 and 2022, respectively)	129	19	123
Treasury stock (1,301,054 and 2,161,574 shares as of December 31, 2021 and 2022, respectively)	(46,734)	(6,776)	(42,897)
Additional paid-in capital	5,160,783	748,243	5,100,486
Accumulated other comprehensive income	7,765	1,126	11,553
(Accumulated deficit)/Retained earnings	908,870	131,774	(247,833)
Total equity	6,030,813	874,386	4,821,432		¥ 3,777,664	¥ 4,490,090
Total liabilities and equity	¥ 8,536,095	$ 1,237,617	¥ 7,739,440
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	199,299,342	199,299,342	189,856,980
Ordinary shares, outstanding (in shares)	178,577,768	178,577,768	169,995,926
Treasury stock, issued (in shares)	2,161,574	2,161,574	1,301,054
Reportable Legal Entities | Parent Company
Assets:
Cash and cash equivalents	¥ 23,974	$ 3,476	¥ 6,464
Prepaid expenses and other assets	2,411	350	172
Amounts due from its subsidiaries and the consolidated VIEs	1,397,591	202,632	1,407,745
Available-for-sale investments	48,911	7,091	88,987
Investments in its subsidiaries and the consolidated VIEs	4,572,152	662,899	3,332,221
Total assets	6,045,039	876,448	4,835,589
Liabilities:
Accrued expenses and other liabilities	14,226	2,062	14,157
Total liabilities	14,226	2,062	14,157
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 189,856,980 and 199,299,342 shares issued as of December 31, 2021 and 2022, respectively; 169,995,926 and 178,577,768 shares outstanding as of December 31, 2021 and 2022, respectively)	129	19	123
Treasury stock (1,301,054 and 2,161,574 shares as of December 31, 2021 and 2022, respectively)	(46,734)	(6,776)	(42,897)
Additional paid-in capital	5,160,783	748,243	5,100,486
Accumulated other comprehensive income	7,765	1,126	11,553
(Accumulated deficit)/Retained earnings	908,870	131,774	(247,833)
Total equity	6,030,813	874,386	4,821,432
Total liabilities and equity	¥ 6,045,039	$ 876,448	¥ 4,835,589
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	199,299,342	199,299,342	189,856,980
Ordinary shares, outstanding (in shares)	178,577,768	178,577,768	169,995,926
Treasury stock, issued (in shares)	2,161,574	2,161,574	1,301,054